Short-term Investments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Investments [Abstract]
Net adjustment to unrealized holding gains/losses on short-term investments	¥ 0	¥ 0